Loss and Loss Adjustment Expense Reserves - Incurred and Paid Claims Development (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Segment Year	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Insurance [Abstract]
Number of operating segment | Segment	1
Number of reportable segment | Segment	1
Liability for Claims and Claims Adjustment Expense [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 122.1
IBNR	$ 34.1
Cumulative Number of Reported Claims | Year	91,835
2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
IBNR	$ 0.0
Cumulative Number of Reported Claims | Year	7
2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 1.8	1.8	1.8	1.9	1.9	$ 2.5
IBNR	$ 0.0
Cumulative Number of Reported Claims | Year	715
2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 4.0	4.0	4.0	4.4	$ 5.2
IBNR	$ 0.0
Cumulative Number of Reported Claims | Year	3,072
2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 7.2	7.2	7.2	$ 7.8
IBNR	$ 0.5
Cumulative Number of Reported Claims | Year	5,882
2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 4.7	4.9	$ 4.8
IBNR	$ 0.0
Cumulative Number of Reported Claims | Year	14,952
2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 27.7	$ 28.1
IBNR	$ 1.5
Cumulative Number of Reported Claims | Year	28,304
2021
Liability for Claims and Claims Adjustment Expense [Line Items]
Total incurred Loss and Loss Adjustment Expenses, net	$ 76.7
IBNR	$ 32.1
Cumulative Number of Reported Claims | Year	38,903